LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

10.LEASES

We lease office space throughout the United States under operating and short-term lease agreements. These lease agreements have terms not exceeding 11 years and some contain multi-year renewal options or early termination options that are not considered reasonably certain of exercise. We also lease equipment under immaterial finance lease agreements.

For the year ended December 31, 2019 operating lease cost was $11.7 million, variable lease cost was $0.8 million, short-term lease cost was $2.9 million, and sublease income was $1.3 million. During the years ended December 31, 2018 and 2017, rent expense related to operating leases was $7.4 million and $3.5 million, respectively.

For the year ended December 31, 2019, cash paid for amounts included in the measurement of operating lease liabilities was $10.8 million. For the year ended December 31, 2019, right-of-use assets obtained in exchange for new or acquired operating lease liabilities was $57.9 million. For the year ended December 31, 2019, terminations of certain operating leases resulted in the reduction of right-of-use assets and lease liabilities of approximately $2.9 million. There were no other material lease modifications in the year ended December 31, 2019.

As of December 31, 2019, for operating leases, the weighted average lease term was 4.5 years, and the weighted average discount rate was 7.2%.

Maturity of operating lease liabilities as of December 31, 2019 are as follows (in thousands):

2020	$17,384
2021	15,149
2022	14,363
2023	13,922
2024	10,881
Thereafter	832
Total undiscounted future cash flows	$72,531
Less: Imputed interest	10,624
Total lease liabilities	$61,907

We have entered into certain long-term leases of real estate which have yet to commence as of December 31, 2019. These leases are due to commence in 2020, with varying lease terms ranging from 5 to 11 years, and total aggregate lease commitments of $67.3 million.

Future minimum payments under noncancelable operating leases with terms greater than one year as of December 31, 2018, are as follows (in thousands):

2019	$13,269
2020	15,832
2021	13,638
2022	13,267
2023	13,071
Total minimum payments	$69,077